UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22710

Bluerock Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 32nd Floor,

New York, NY 10105

(Address of principal executive offices) (Zip code)

1-844-819-8287

(Registrant’s telephone number, including area code)

Bluerock Fund Advisor, LLC

1345 Avenue of the Americas, 32nd Floor,

New York, New York 10105

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2020 - June 30, 2021

Item 1 – Proxy Voting Record.

Registrant: Bluerock Total Income+ Real Estate Fund	Item 1, Exhibit 1
Investment Company Act file number: 811-22710
Reporting Period: July 1, 2020 through June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Healthcare Trust of America, Inc.	HTA	42225P501	7/7/2020	Election of Directors; Approve executive compensation; Ratify auditor Deloitte & Touche LLP	MGMT	Y	FOR	FOR
2	RREEF America REIT II	N/A	N/A	7/23/2020	Election of Directors; Approve amendments to Corporation's Articles of Restatement	MGMT	Y	FOR (1), AGAINST (2)	FOR (1), AGAINST (2)
3	Front Yard Residential Corporation	RESI	35904G107	1/6/2021	Approve Merger Agreement; Advisory vote on Golden Parachutes	MGMT	Y	FOR (1,2), AGAINST (3)	FOR (1,2), AGAINST (3)
4	Morgan Stanley Prime Property Fund, LLC	N/A	N/A	2/22/2021	Election of Directors;	MGMT	Y	FOR	FOR
5	Public Storage	PSA	74460D109	4/26/2021	Election of Directors; Ratify executive compensation; Ratify Ernst & Young LLP as auditors; Approve omnibus plan; Eliminate cumulative voting	MGMT	Y	FOR	FOR
6	Equity LifeStyle Properties, Inc.	ELS	29472R108	4/27/2021	Election of Directors; Ratify Ernst & Young LLP as auditors; Approve executive compensation	MGMT	Y	FOR	FOR
7	Duke Realty Corp	DRE	264411505	4/28/2021	Election of Directors; Approve executive compensation; Ratify KPMG LLP as auditor	MGMT	Y	FOR	FOR
8	Healthpeak Properties, Inc.	PEAK	42250P103	4/28/2021	Election of Directors; Approve executive compensation; Ratify Deloitte & Touche LLP as auditor	MGMT	Y	FOR	FOR
9	VICI Properties Inc.	VICI	925652109	4/28/2021	Election of Directors; Ratify auditor Deloitte & Touche LLP; Approve executive compensation	MGMT	Y	FOR	FOR
10	Prologis, Inc.	PLD	74340W103	4/29/2021	Election of Directors; Approve executive compensation; Ratify KPMG LLP as auditor	MGMT	Y	FOR (1,3) AGAINST (2)	FOR (1,3) AGAINST (2)
11	STAG Industrial, Inc.	STAG	85254J102	5/3/2021	Election of Directors: Ratify PricewaterhouseCoopers LLP as auditor; Approve executive compensation	MGMT	Y	FOR	FOR
12	PS Business Parks, Inc.	PSB	69360J107	5/4/2021	Change state of incorporation from California to Maryland	MGMT	N	ABSTAIN - Not received in a timely manner	AGAINST
13	QTS Realty Trust, Inc.	QTS	74736A103	5/4/2021	Election of Directors; Approve Executive compensation; Amend Omnibus Stock Plan; Ratify Ernst & Young LLP as auditor	MGMT	Y	FOR (1,2,4) AGAINST (3)	FOR (1,2,4) AGAINST (3)
14	Terreno Realty Corporation	TRNO	88146M101	5/4/2021	Election of Directors; Approve executive compensation; Ratify Ernst & Young LLP as auditors	MGMT	Y	FOR	FOR
15	First Industrial Realty Trust, Inc.	FR	32054K103	5/5/2021	Election of Directors; Approve executive compensation; Ratify PricewaterhouseCoopers LLP as auditor	MGMT	Y	FOR	FOR
16	Physicians Realty Trust	DOC	71943U104	5/5/2021	Election of Directors; Ratify Ernst & Young LLP as auditor; Approve executive compensation	MGMT	Y	FOR	FOR
17	Agree Realty Corporation	ADC	008492100	5/6/2021	Election of Directors; Ratify Grant Thornton LLP as auditors; Approve executive compensation; Increase common stock	MGMT	Y	FOR	FOR
18	American Homes 4 Rent	AMH	02665T306	5/6/2021	Election of Directors; Approve omnibus stock plan; Approve nonqualified employee stock plan; Ratify Ernst & Young LLP as auditors; Approve executive compensation; Advisory vote say on pay freq.	MGMT	Y	FOR (1-4) AGAINST (5) ONE YEAR (6)	FOR (1-4,6) AGAINST (5)
19	Community Healthcare Trust Incorporated	CHCT	20369C106	5/6/2021	Election of Directors; Approve executive compensation; Ratify BDO USA, LLP as auditors	MGMT	Y	FOR	FOR
20	InvenTrust Properties Corp.	N/A	N/A	5/6/2021	Election of Directors; Ratify auditor KPMG LLP; Approve Executive compensation; Say on pay	MGMT	Y	FOR (1-2); ABSTAIN (3); ONE YEAR (4)	FOR (1-2,4); ABSTAIN (3);
21	CubeSmart	CUBE	229663109	5/11/2021	Election of Directors; Ratify KPMG LLP as auditors; Approve executive compensation	MGMT	Y	FOR	FOR
22	Independence Realty Trust, Inc.	IRT	45378A106	5/12/2021	Election of Directors; Ratify KPMG LLP as auditors; Approve executive compensation	MGMT	Y	FOR	FOR
23	Apple Hospitality REIT, Inc.	APLE	03784Y200	5/13/2021	Election of Directors; Approve executive compensation; Ratify Ernst & Young LLP as auditors	MGMT	Y	FOR	FOR
24	Gladstone Land Corporation	LAND	376549101	5/13/2021	Election of Directors; Ratify PricewaterhouseCoopers LLP as auditors	MGMT	Y	WITHHOLD (1) FOR (2)	WITHHOLD (1) FOR (2)
25	SBA Communications Corporation	SBAC	78410G104	5/13/2021	Election of Directors; Ratify Ernst & Young LLP as auditors; Approve executive compensation	MGMT	Y	FOR	FOR
26	Highlands REIT	N/A	N/A	5/13/2021	Election of Directors; Ratify auditor Grant Thornton	MGMT	Y	FOR	FOR
27	Centerspace	CSR	15202L107	5/18/2021	Election of Directors; Approve executive compensation; Change company name to Centerspace; Amend omnibus stock plan; Ratify Grant Thornton LLP as auditors	MGMT	Y	FOR	FOR
28	CyrusOne Inc.	CONE	23283R100	5/18/2021	Election of Directors; Approve executive compensation; Advisory vote on say on pay frequency; Ratify Deloitte & Touche LLP as auditors	MGMT	Y	FOR (1,2,4) ONE YEAR (3)	FOR
29	Invitation Homes, Inc.	INVH	46187W107	5/18/2021	Election of Directors; Ratify Deloitte & Touche LLP as auditors; Approve executive compensation	MGMT	Y	FOR	FOR
30	Lexington Realty Trust	LXP	529043101	5/18/2021	Election of Directors; Approve executive compensation; Ratify Deloitte & Touche LLP as auditors	MGMT	Y	FOR	FOR
31	Mid-America Apartment Communities, Inc.	MAA	59522J103	5/18/2021	Election of Directors; Approve executive compensation; Ratify Ernst & Young LLP as auditors	MGMT	Y	FOR	FOR
32	Realty Income Corporation	O	756109104	5/18/2021	Election of Directors; Ratify KPMG as auditors; Approve executive compensation; Approve omnibus stock plan	MGMT	Y	FOR	FOR
33	Americold Realty Trust	COLD	03064D108	5/19/2021	Election of Directors; Approve executive compensation; Ratify Ernst & Young LLP as auditors	MGMT	Y	FOR	FOR
34	CoreSite Realty Corporation	COR	21870Q105	5/19/2021	Election of Directors; Ratify KPMG LLC as auditors; Approve executive compensation	MGMT	Y	FOR	FOR
35	NetSTREIT Corp.	NTST	64119V303	5/19/2021	Election of Directors; Ratify KPMG LLP as auditors	MGMT	Y	FOR	FOR
36	Sun Communities, Inc.	SUI	866674104	5/19/2021	Election of Directors; Approve executive compensation; Ratify Grant Thornton as auditor	MGMT	Y	FOR	FOR
37	AvalonBay Communities, Inc	AVB	053484101	5/20/2021	Election of Directors; Ratify Ernst & Young LLP as auditors; Approve executive compensation	MGMT	Y	FOR	FOR
38	Crown Castle International Corp.	CCI	22822V101	5/21/2021	Election of Directors; Ratify PricewaterhouseCoopers LLC as auditors; Approve executive compensation; Advisory vote on say on pay frequency	MGMT	Y	FOR (1-3) ONE YEAR (4)	FOR
39	American Tower Corporation	AMT	03027X100	5/26/2021	Election of Directors; Ratify Deloitte & Touche LLP as auditors; Approve executive compensation; Reduce ownership threshold to call special meeting; Establish committee on human rights	MGMT (1-3) SH (4-5)	Y	FOR (1-4) AGAINST (5)	FOR (1-4) AGAINST (5)
40	Equinix, Inc.	EQIX	29444U700	5/26/2021	Election of Directors; Approve executive compensation; Ratify PricewaterhouseCoopers LLP as auditor; Reduce ownership threshold to request action by written consent	MGMT (1-3) SH (4)	Y	FOR	FOR
41	Extra Space Storage Inc.	EXR	30225T102	5/26/2021	Election of Directors; Ratify Ernst & Young LLP as auditors; Approve executive compensation; Advisory vote one say on pay frequency	MGMT	Y	FOR (1-3) ONE YEAR (4)	FOR
42	Medical Properties Trust, Inc.	MPW	58463J304	5/26/2021	Election of Directors; Ratify PricewaterhouseCoopers LLC as auditors; Approve executive compensation	MGMT	Y	FOR	FOR
43	Welltower Inc.	WELL	95040Q104	5/26/2021	Election of Directors; Ratify Ernst & Young LLC as auditors; Approve executive compensation	MGMT	Y	FOR	FOR
44	EastGroup Properties, Inc.	EGP	277276101	5/27/2021	Election of Directors; Ratify KPMG LLC as auditors; Approve executive compensation; Amend charter to allow shareholder to amend bylaws	MGMT	Y	FOR	FOR
45	LifeStorage, Inc.	LSI	53223X107	5/27/2021	Election of Directors; Ratify Ernst & Young LLP as auditors; Increase common stock; Approve executive compensation	MGMT	Y	FOR	FOR
46	Retail Properties of America, Inc.	RPAI	76131V202	5/27/2021	Election of Directors; Approve executive compensation; Ratify Deloitte & Touche LLP as auditors	MGMT	Y	FOR	FOR
47	The Howard Hughes Corporation	HHC	44267D107	5/27/2021	Election of Directors; Approve executive compensation; Ratify Ernst & Young LLP as auditors;	MGMT	Y	FOR	FOR
48	Digital Realty Trust, Inc.	DLR	253868103	6/3/2021	Election of Directors; Ratify KPMG LLP as auditors; Approve executive compensation	MGMT	Y	FOR (1b,1c,1d,1f,1g,1j,1k,2,3) AGAINST (1a,1e,1h,1i)	FOR (1b,1c,1d,1f,1g,1j,1k,2,3) AGAINST (1a,1e,1h,1i)
49	Hannon Armstrong Suitable Infrastructure Capital, Inc.	HASI	41068X100	6/3/2021	Election of Directors; Ratify Ernst & Young LLP as auditors; Approve executive compensation	MGMT	Y	FOR (1.1,1.2,1.5,1.6,1.8,1.9,2,3) AGAINST (1.3,1.4,1.7)	FOR (1.1,1.2,1.5,1.6,1.8,1.9,2,3) AGAINST (1.3,1.4,1.7)
50	RREEF Core Plus Industrial Fund L.P.	N/A	N/A	6/4/2021	Election of Directors;	MGMT	Y	FOR	FOR
51	Safehold Inc.	SAFE	78645L100	6/7/2021	Election of Directors; Ratify Deloitte & Touche LLP as auditors; Approve executive compensation; Advisory vote on say on frequency	MGMT	Y	FOR (1.2,1.5,2) WITHHOLD (1.1,1.3,1.4,) AGAINST (3) ONE YEAR (4)	FOR (1.2,1.5,2,4) WITHHOLD (1.1,1.3,1.4) AGAINST (3)
52	Rexford Industrial Realty, Inc.	REXR	76169C100	6/17/2021	Election of Directors; Ratify Ernst & Young LLP as auditors; Approve executive compensation; Amend omnibus plan	MGMT	Y	FOR	FOR

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - FOR or AGAINST

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bluerock Total Income+ Real Estate Fund

By:	/s/ Jordan Ruddy
Jordan Ruddy
President

Date:	August 18, 2021